Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments with off-Balance Sheet Risk [Abstract]
Summary of Financial Instrument Commitments

A summary of the Company’s financial instrument commitments is as follows:

(Dollars in thousands)	December 31,
	2017	2016
Commitments to grant loans	$77,023	$56,095
Unfunded commitments under lines of credit	3,150	3,889
Outstanding letters of credit	2,541	2,300